SCHEDULE OF PRE-TAX BOOK LOSSES FROM FOREIGN AND DOMESTIC JURISDICTIONS (Details) - USD ($)	11 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ 1,991,286	$ 1,295,736
Foreign	$ 3,401,146	$ 1,625,589